OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of equipment and handsets
Inventories at the beginning of the year	$ (4,690)	$ (6,011)	$ (396)
Plus:
Incorporation by merger			(5,737)
Purchases	(11,734)	(14,263)	(20,123)
Other	1,316	950
Less:
Inventories at the end of the year	3,976	4,690	6,011
Cost of equipment and handsets	$ (11,132)	$ (14,634)	$ (20,245)